SUPPLEMENT TO:

Calvert Social Investment Fund (CSIF) (all Portfolios)
Calvert World Values International Equity Fund
Calvert Capital Accumulation Fund
Calvert Social Index Fund
Calvert Large Cap Growth Fund
Calvert Small Cap Value Fund
Calvert Mid Cap Value Fund
Calvert New Vision Small Cap Fund
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Cash Reserves
Statements of Additional Information dated: February 1, 2005

Calvert Tax-Free Reserves Money Market and Limited-Term Portfolios
Calvert Tax-Free Reserves Vermont and Long-Term Portfolios
Calvert National and California Municipal Fund, Inc.
Calvert First Government Money Market Fund
Calvert Variable Series, Inc. (Calvert Portfolios)
Calvert Variable Series, Inc. (Ameritas Portfolios)
Statements of Additional Information dated: May 2, 2005

CSIF Conservative Asset Allocation Fund
CSIF Moderate Asset Allocation Fund
CSIF Aggressive Asset Allocation Fund
Statement of Additional Information dated: June 30, 2005

Date of this Supplement: July 14, 2005

The following supplements the information in the above Statements of Additional Information under the Section "Trustees/Directors and Officers":

The Board of Trustees/Directors of each Fund has retained Lipper Analytical Services, Inc. to provide it with an independent analysis of investment performance and expenses for each Calvert Fund, in preparation for the Board's renewal of the investment advisory, subadvisory, administrative services, underwriting and shareholder servicing agreements, as required by Section 15(c) of the Investment Company Act of 1940.

Supp. No. #05-00_